Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	$ 9,850	$ 7,557
Current liabilities - compensation and benefits	(3,204)	(3,056)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(14,435)	(17,184)
Pension Plans | U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	5,395	4,011
Current liabilities - compensation and benefits	(123)	(122)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,601)	(1,740)
Funded Status-net	3,671	2,149
Pension Plans | Non-U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	4,455	3,546
Current liabilities - compensation and benefits	(359)	(342)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(9,215)	(11,344)
Funded Status-net	(5,118)	(8,140)
Nonpension Postretirement Plans | U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(364)	(346)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(3,031)	(3,430)
Funded Status-net	(3,395)	(3,776)
Nonpension Postretirement Plans | Non-U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(19)	(46)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(588)	(670)
Funded Status-net	$ (607)	$ (716)